Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Artisan Partners Funds, Inc.
Entity Central Index Key	0000935015
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Artisan Developing World Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Developing World Fund
Class Name	Advisor Shares
Trading Symbol	APDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$57	1.13%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
Net Assets	$ 3,615,730,000
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 18,770,000
Investment Company, Portfolio Turnover	36.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$3,615,730
Number of Portfolio Holdings	35
Total Investment Advisory Fees (net of waivers and reimbursements)	$18,770
Portfolio Turnover Rate	36.45%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	1.6%
Chinese yuan renminbi offshore	3.4
Euro	7.7
Hong Kong dollar	8.8
Indian rupee	6.7
U.S. dollar	71.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Sea Ltd.	Singapore	5.7%
MercadoLibre, Inc.	Brazil	5.3
Visa, Inc.	United States	4.7
Meituan	China	4.5
MakeMyTrip Ltd.	India	4.4
Adyen NV	Netherlands	4.4
Tencent Holdings Ltd.	China	4.3
NU Holdings Ltd.	Brazil	4.0
Crowdstrike Holdings, Inc.	United States	3.9
Grab Holdings Ltd.	Singapore	3.8
Total		45.0%

*	Excludes short-term investments.

Artisan Developing World Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Developing World Fund
Class Name	Institutional Shares
Trading Symbol	APHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
Net Assets	$ 3,615,730,000
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 18,770,000
Investment Company, Portfolio Turnover	36.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$3,615,730
Number of Portfolio Holdings	35
Total Investment Advisory Fees (net of waivers and reimbursements)	$18,770
Portfolio Turnover Rate	36.45%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	1.6%
Chinese yuan renminbi offshore	3.4
Euro	7.7
Hong Kong dollar	8.8
Indian rupee	6.7
U.S. dollar	71.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Sea Ltd.	Singapore	5.7%
MercadoLibre, Inc.	Brazil	5.3
Visa, Inc.	United States	4.7
Meituan	China	4.5
MakeMyTrip Ltd.	India	4.4
Adyen NV	Netherlands	4.4
Tencent Holdings Ltd.	China	4.3
NU Holdings Ltd.	Brazil	4.0
Crowdstrike Holdings, Inc.	United States	3.9
Grab Holdings Ltd.	Singapore	3.8
Total		45.0%

*	Excludes short-term investments.

Artisan Developing World Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Developing World Fund
Class Name	Investor Shares
Trading Symbol	ARTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$66	1.30%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%
Net Assets	$ 3,615,730,000
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 18,770,000
Investment Company, Portfolio Turnover	36.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$3,615,730
Number of Portfolio Holdings	35
Total Investment Advisory Fees (net of waivers and reimbursements)	$18,770
Portfolio Turnover Rate	36.45%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	1.6%
Chinese yuan renminbi offshore	3.4
Euro	7.7
Hong Kong dollar	8.8
Indian rupee	6.7
U.S. dollar	71.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Sea Ltd.	Singapore	5.7%
MercadoLibre, Inc.	Brazil	5.3
Visa, Inc.	United States	4.7
Meituan	China	4.5
MakeMyTrip Ltd.	India	4.4
Adyen NV	Netherlands	4.4
Tencent Holdings Ltd.	China	4.3
NU Holdings Ltd.	Brazil	4.0
Crowdstrike Holdings, Inc.	United States	3.9
Grab Holdings Ltd.	Singapore	3.8
Total		45.0%

*	Excludes short-term investments.

Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Emerging Markets Debt Opportunities Fund
Class Name	Advisor Shares
Trading Symbol	APDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$59	1.16%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%
Net Assets	$ 94,057,000
Holdings Count | Holdings	221
Advisory Fees Paid, Amount	$ 164,000
Investment Company, Portfolio Turnover	37.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$94,057
Number of Portfolio Holdings	221
Total Investment Advisory Fees (net of waivers and reimbursements)	$164
Portfolio Turnover Rate	37.53%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.5%
Dominican peso	3.8
Egyptian pound	6.1
Euro	9.4
Indonesian rupiah	4.5
Nigerian naira	5.9
Peruvian nuevo sol	6.2
U.S. dollar	57.2
Uruguayan peso	1.5
Uzbekistani som	1.8
Other	1.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	6.5%
Bonos de la Tesoreria	Peru	6.1
Republic of Indonesia	Indonesia	4.5
Benin Government Bond	Benin	3.8
Republic of Iraq	Iraq	3.7
Banco Central de la Republica Dominicana, GDN	Dominican Republic	3.7
Argentine Republic	Argentina	2.7
Ukraine Government Bond	Ukraine	2.4
Republic of Zambia	Zambia	2.1
Federal Republic of Nigeria	Nigeria	1.7
Total		37.2%

*	Excludes short-term investments.

Material Fund Change [Text Block]

This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.40% in the net asset value for the Fund. Effective March 14, 2025, the Fund’s 2% redemption fee was eliminated. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.40% in the net asset value for the Fund. Effective March 14, 2025, the Fund’s 2% redemption fee was eliminated.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Emerging Markets Debt Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	APHOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Net Assets	$ 94,057,000
Holdings Count | Holdings	221
Advisory Fees Paid, Amount	$ 164,000
Investment Company, Portfolio Turnover	37.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$94,057
Number of Portfolio Holdings	221
Total Investment Advisory Fees (net of waivers and reimbursements)	$164
Portfolio Turnover Rate	37.53%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.5%
Dominican peso	3.8
Egyptian pound	6.1
Euro	9.4
Indonesian rupiah	4.5
Nigerian naira	5.9
Peruvian nuevo sol	6.2
U.S. dollar	57.2
Uruguayan peso	1.5
Uzbekistani som	1.8
Other	1.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	6.5%
Bonos de la Tesoreria	Peru	6.1
Republic of Indonesia	Indonesia	4.5
Benin Government Bond	Benin	3.8
Republic of Iraq	Iraq	3.7
Banco Central de la Republica Dominicana, GDN	Dominican Republic	3.7
Argentine Republic	Argentina	2.7
Ukraine Government Bond	Ukraine	2.4
Republic of Zambia	Zambia	2.1
Federal Republic of Nigeria	Nigeria	1.7
Total		37.2%

*	Excludes short-term investments.

Material Fund Change [Text Block]

This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.40% in the net asset value for the Fund. Effective March 14, 2025, the Fund’s 2% redemption fee was eliminated. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.40% in the net asset value for the Fund. Effective March 14, 2025, the Fund’s 2% redemption fee was eliminated.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Emerging Markets Debt Opportunities Fund
Class Name	Investor Shares
Trading Symbol	APFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$64	1.26%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%
Net Assets	$ 94,057,000
Holdings Count | Holdings	221
Advisory Fees Paid, Amount	$ 164,000
Investment Company, Portfolio Turnover	37.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$94,057
Number of Portfolio Holdings	221
Total Investment Advisory Fees (net of waivers and reimbursements)	$164
Portfolio Turnover Rate	37.53%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.5%
Dominican peso	3.8
Egyptian pound	6.1
Euro	9.4
Indonesian rupiah	4.5
Nigerian naira	5.9
Peruvian nuevo sol	6.2
U.S. dollar	57.2
Uruguayan peso	1.5
Uzbekistani som	1.8
Other	1.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	6.5%
Bonos de la Tesoreria	Peru	6.1
Republic of Indonesia	Indonesia	4.5
Benin Government Bond	Benin	3.8
Republic of Iraq	Iraq	3.7
Banco Central de la Republica Dominicana, GDN	Dominican Republic	3.7
Argentine Republic	Argentina	2.7
Ukraine Government Bond	Ukraine	2.4
Republic of Zambia	Zambia	2.1
Federal Republic of Nigeria	Nigeria	1.7
Total		37.2%

*	Excludes short-term investments.

Material Fund Change [Text Block]

This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.40% in the net asset value for the Fund. Effective March 14, 2025, the Fund’s 2% redemption fee was eliminated. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.40% in the net asset value for the Fund. Effective March 14, 2025, the Fund’s 2% redemption fee was eliminated.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Floating Rate Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Floating Rate Fund
Class Name	Advisor Shares
Trading Symbol	APDUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 85,081,000
Holdings Count | Holdings	102
Advisory Fees Paid, Amount	$ 149,000
Investment Company, Portfolio Turnover	44.52%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$85,081
Number of Portfolio Holdings	102
Total Investment Advisory Fees (net of waivers and reimbursements)	$149
Portfolio Turnover Rate	44.52%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
GSM Holdings, Inc. First Lien Term Loan	United States	2.9%
Nexus Buyer LLC First Lien Term Loan	United States	2.8
Delta Topco, Inc. First Lien Term Loan	United States	2.8
UKG, Inc. First Lien Term Loan	United States	2.3
Nexus Buyer LLC Second Lien Term Loan	United States	2.2
Arches Buyer, Inc. First Lien Term Loan	United States	2.2
TKC Holdings, Inc.	United States	2.0
CCI Buyer, Inc. First Lien Term Loan	United States	1.9
Acrisure LLC First Lien Term Loan B1	United States	1.9
BCPE Grill Parent, Inc. First Lien Term Loan	United States	1.9
Total		22.9%

*	Excludes short-term investments.

Artisan Floating Rate Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Floating Rate Fund
Class Name	Institutional Shares
Trading Symbol	APHUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Net Assets	$ 85,081,000
Holdings Count | Holdings	102
Advisory Fees Paid, Amount	$ 149,000
Investment Company, Portfolio Turnover	44.52%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$85,081
Number of Portfolio Holdings	102
Total Investment Advisory Fees (net of waivers and reimbursements)	$149
Portfolio Turnover Rate	44.52%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
GSM Holdings, Inc. First Lien Term Loan	United States	2.9%
Nexus Buyer LLC First Lien Term Loan	United States	2.8
Delta Topco, Inc. First Lien Term Loan	United States	2.8
UKG, Inc. First Lien Term Loan	United States	2.3
Nexus Buyer LLC Second Lien Term Loan	United States	2.2
Arches Buyer, Inc. First Lien Term Loan	United States	2.2
TKC Holdings, Inc.	United States	2.0
CCI Buyer, Inc. First Lien Term Loan	United States	1.9
Acrisure LLC First Lien Term Loan B1	United States	1.9
BCPE Grill Parent, Inc. First Lien Term Loan	United States	1.9
Total		22.9%

*	Excludes short-term investments.

Artisan Floating Rate Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Floating Rate Fund
Class Name	Investor Shares
Trading Symbol	ARTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Net Assets	$ 85,081,000
Holdings Count | Holdings	102
Advisory Fees Paid, Amount	$ 149,000
Investment Company, Portfolio Turnover	44.52%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$85,081
Number of Portfolio Holdings	102
Total Investment Advisory Fees (net of waivers and reimbursements)	$149
Portfolio Turnover Rate	44.52%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
GSM Holdings, Inc. First Lien Term Loan	United States	2.9%
Nexus Buyer LLC First Lien Term Loan	United States	2.8
Delta Topco, Inc. First Lien Term Loan	United States	2.8
UKG, Inc. First Lien Term Loan	United States	2.3
Nexus Buyer LLC Second Lien Term Loan	United States	2.2
Arches Buyer, Inc. First Lien Term Loan	United States	2.2
TKC Holdings, Inc.	United States	2.0
CCI Buyer, Inc. First Lien Term Loan	United States	1.9
Acrisure LLC First Lien Term Loan B1	United States	1.9
BCPE Grill Parent, Inc. First Lien Term Loan	United States	1.9
Total		22.9%

*	Excludes short-term investments.

Artisan Focus Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Focus Fund
Class Name	Advisor Shares
Trading Symbol	APDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$58	1.16%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Net Assets	$ 989,311,000
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 5,437,000
Investment Company, Portfolio Turnover	131.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$989,311
Number of Portfolio Holdings	39
Total Investment Advisory Fees (net of waivers and reimbursements)	$5,437
Portfolio Turnover Rate	131.24%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	4.3%
Euro	4.7
U.S. dollar	91.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Microsoft Corp.	United States	9.3%
NVIDIA Corp.	United States	8.1
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	7.4
GE Aerospace	United States	6.8
Williams Cos., Inc. (The)	United States	4.4
Rolls-Royce Holdings plc	United Kingdom	4.2
Howmet Aerospace, Inc.	United States	4.1
Kinder Morgan, Inc.	United States	4.0
Intuitive Surgical, Inc.	United States	3.9
Crown Castle, Inc.	United States	3.6
Total		55.8%

*	Excludes short-term investments.

Artisan Focus Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Focus Fund
Class Name	Institutional Shares
Trading Symbol	APHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Net Assets	$ 989,311,000
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 5,437,000
Investment Company, Portfolio Turnover	131.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$989,311
Number of Portfolio Holdings	39
Total Investment Advisory Fees (net of waivers and reimbursements)	$5,437
Portfolio Turnover Rate	131.24%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	4.3%
Euro	4.7
U.S. dollar	91.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Microsoft Corp.	United States	9.3%
NVIDIA Corp.	United States	8.1
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	7.4
GE Aerospace	United States	6.8
Williams Cos., Inc. (The)	United States	4.4
Rolls-Royce Holdings plc	United Kingdom	4.2
Howmet Aerospace, Inc.	United States	4.1
Kinder Morgan, Inc.	United States	4.0
Intuitive Surgical, Inc.	United States	3.9
Crown Castle, Inc.	United States	3.6
Total		55.8%

*	Excludes short-term investments.

Artisan Focus Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Focus Fund
Class Name	Investor Shares
Trading Symbol	ARTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$67	1.34%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.34%
Net Assets	$ 989,311,000
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 5,437,000
Investment Company, Portfolio Turnover	131.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$989,311
Number of Portfolio Holdings	39
Total Investment Advisory Fees (net of waivers and reimbursements)	$5,437
Portfolio Turnover Rate	131.24%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	4.3%
Euro	4.7
U.S. dollar	91.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Microsoft Corp.	United States	9.3%
NVIDIA Corp.	United States	8.1
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	7.4
GE Aerospace	United States	6.8
Williams Cos., Inc. (The)	United States	4.4
Rolls-Royce Holdings plc	United Kingdom	4.2
Howmet Aerospace, Inc.	United States	4.1
Kinder Morgan, Inc.	United States	4.0
Intuitive Surgical, Inc.	United States	3.9
Crown Castle, Inc.	United States	3.6
Total		55.8%

*	Excludes short-term investments.

Artisan Global Discovery Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Discovery Fund
Class Name	Advisor Shares
Trading Symbol	APDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$65	1.30%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
Net Assets	$ 223,291,000
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 1,193,000
Investment Company, Portfolio Turnover	34.96%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$223,291
Number of Portfolio Holdings	62
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,193
Portfolio Turnover Rate	34.96%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	10.3%
Canadian dollar	1.1
Danish krone	1.8
Euro	9.6
Hong Kong dollar	1.4
Swedish krona	0.9
Swiss franc	5.0
U.S. dollar	69.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	4.5%
Ascendis Pharma A/S	Denmark	3.6
Babcock International Group plc	United Kingdom	3.4
London Stock Exchange Group plc	United Kingdom	3.4
Tyler Technologies, Inc.	United States	2.9
Guidewire Software, Inc.	United States	2.5
iRhythm Technologies, Inc.	United States	2.2
Sea Ltd.	Singapore	2.2
Liberty Media Corp-Liberty Formula One	United States	2.1
adidas AG	Germany	2.0
Total		28.8%

*	Excludes short-term investments.

Material Fund Change [Text Block]

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Discovery Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Discovery Fund
Class Name	Institutional Shares
Trading Symbol	APHDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Net Assets	$ 223,291,000
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 1,193,000
Investment Company, Portfolio Turnover	34.96%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$223,291
Number of Portfolio Holdings	62
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,193
Portfolio Turnover Rate	34.96%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	10.3%
Canadian dollar	1.1
Danish krone	1.8
Euro	9.6
Hong Kong dollar	1.4
Swedish krona	0.9
Swiss franc	5.0
U.S. dollar	69.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	4.5%
Ascendis Pharma A/S	Denmark	3.6
Babcock International Group plc	United Kingdom	3.4
London Stock Exchange Group plc	United Kingdom	3.4
Tyler Technologies, Inc.	United States	2.9
Guidewire Software, Inc.	United States	2.5
iRhythm Technologies, Inc.	United States	2.2
Sea Ltd.	Singapore	2.2
Liberty Media Corp-Liberty Formula One	United States	2.1
adidas AG	Germany	2.0
Total		28.8%

*	Excludes short-term investments.

Material Fund Change [Text Block]

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Discovery Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Discovery Fund
Class Name	Investor Shares
Trading Symbol	APFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$69	1.39%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.39%
Net Assets	$ 223,291,000
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 1,193,000
Investment Company, Portfolio Turnover	34.96%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$223,291
Number of Portfolio Holdings	62
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,193
Portfolio Turnover Rate	34.96%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	10.3%
Canadian dollar	1.1
Danish krone	1.8
Euro	9.6
Hong Kong dollar	1.4
Swedish krona	0.9
Swiss franc	5.0
U.S. dollar	69.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	4.5%
Ascendis Pharma A/S	Denmark	3.6
Babcock International Group plc	United Kingdom	3.4
London Stock Exchange Group plc	United Kingdom	3.4
Tyler Technologies, Inc.	United States	2.9
Guidewire Software, Inc.	United States	2.5
iRhythm Technologies, Inc.	United States	2.2
Sea Ltd.	Singapore	2.2
Liberty Media Corp-Liberty Formula One	United States	2.1
adidas AG	Germany	2.0
Total		28.8%

*	Excludes short-term investments.

Material Fund Change [Text Block]

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Equity Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Equity Fund
Class Name	Advisor Shares
Trading Symbol	APDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Net Assets	$ 156,066,000
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 774,000
Investment Company, Portfolio Turnover	96.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$156,066
Number of Portfolio Holdings	62
Total Investment Advisory Fees (net of waivers and reimbursements)	$774
Portfolio Turnover Rate	96.90%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.8%
Chilean peso	0.7
Danish krone	1.4
Euro	24.0
Hong Kong dollar	5.0
Japanese yen	2.4
Korean won	5.3
Swiss franc	8.0
U.S. dollar	36.4
United Arab Emirates dirham	1.1
Other	0.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Alpha Services and Holdings SA	Greece	4.4%
National Grid plc	United Kingdom	4.0
UBS Group AG	Switzerland	3.8
Kuaishou Technology	China	3.4
BFF Bank SpA	Italy	3.3
RTX Corp.	United States	3.3
Babcock International Group plc	United Kingdom	3.3
Visa, Inc.	United States	2.8
Hanwha Aerospace Co. Ltd.	South Korea	2.7
Arthur J Gallagher & Co.	United States	2.6
Total		33.6%

*	Excludes short-term investments.

Artisan Global Equity Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Equity Fund
Class Name	Institutional Shares
Trading Symbol	APHHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$56	1.09%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
Net Assets	$ 156,066,000
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 774,000
Investment Company, Portfolio Turnover	96.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$156,066
Number of Portfolio Holdings	62
Total Investment Advisory Fees (net of waivers and reimbursements)	$774
Portfolio Turnover Rate	96.90%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.8%
Chilean peso	0.7
Danish krone	1.4
Euro	24.0
Hong Kong dollar	5.0
Japanese yen	2.4
Korean won	5.3
Swiss franc	8.0
U.S. dollar	36.4
United Arab Emirates dirham	1.1
Other	0.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Alpha Services and Holdings SA	Greece	4.4%
National Grid plc	United Kingdom	4.0
UBS Group AG	Switzerland	3.8
Kuaishou Technology	China	3.4
BFF Bank SpA	Italy	3.3
RTX Corp.	United States	3.3
Babcock International Group plc	United Kingdom	3.3
Visa, Inc.	United States	2.8
Hanwha Aerospace Co. Ltd.	South Korea	2.7
Arthur J Gallagher & Co.	United States	2.6
Total		33.6%

*	Excludes short-term investments.

Artisan Global Equity Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Equity Fund
Class Name	Investor Shares
Trading Symbol	ARTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$69	1.35%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
Net Assets	$ 156,066,000
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 774,000
Investment Company, Portfolio Turnover	96.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$156,066
Number of Portfolio Holdings	62
Total Investment Advisory Fees (net of waivers and reimbursements)	$774
Portfolio Turnover Rate	96.90%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.8%
Chilean peso	0.7
Danish krone	1.4
Euro	24.0
Hong Kong dollar	5.0
Japanese yen	2.4
Korean won	5.3
Swiss franc	8.0
U.S. dollar	36.4
United Arab Emirates dirham	1.1
Other	0.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Alpha Services and Holdings SA	Greece	4.4%
National Grid plc	United Kingdom	4.0
UBS Group AG	Switzerland	3.8
Kuaishou Technology	China	3.4
BFF Bank SpA	Italy	3.3
RTX Corp.	United States	3.3
Babcock International Group plc	United Kingdom	3.3
Visa, Inc.	United States	2.8
Hanwha Aerospace Co. Ltd.	South Korea	2.7
Arthur J Gallagher & Co.	United States	2.6
Total		33.6%

*	Excludes short-term investments.

Artisan Global Opportunities Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Opportunities Fund
Class Name	Advisor Shares
Trading Symbol	APDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$52	1.06%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%
Net Assets	$ 2,009,024,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 10,529,000
Investment Company, Portfolio Turnover	36.83%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$2,009,024
Number of Portfolio Holdings	47
Total Investment Advisory Fees (net of waivers and reimbursements)	$10,529
Portfolio Turnover Rate	36.83%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	16.0%
Danish krone	0.7
Euro	3.8
Hong Kong dollar	8.1
Japanese yen	1.8
Swiss franc	3.5
U.S. dollar	66.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Netflix, Inc.	United States	5.6%
Boston Scientific Corp.	United States	4.7
London Stock Exchange Group plc	United Kingdom	4.2
Argenx SE	Netherlands	4.2
Tencent Holdings Ltd.	China	4.2
Lonza Group AG	Switzerland	3.5
Amazon.com, Inc.	United States	3.0
BAE Systems plc	United Kingdom	2.9
AstraZeneca plc	United Kingdom	2.8
Apple, Inc.	United States	2.7
Total		37.8%

*	Excludes short-term investments.

Material Fund Change [Text Block]

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Opportunities Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	APHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.95%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Net Assets	$ 2,009,024,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 10,529,000
Investment Company, Portfolio Turnover	36.83%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$2,009,024
Number of Portfolio Holdings	47
Total Investment Advisory Fees (net of waivers and reimbursements)	$10,529
Portfolio Turnover Rate	36.83%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	16.0%
Danish krone	0.7
Euro	3.8
Hong Kong dollar	8.1
Japanese yen	1.8
Swiss franc	3.5
U.S. dollar	66.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Netflix, Inc.	United States	5.6%
Boston Scientific Corp.	United States	4.7
London Stock Exchange Group plc	United Kingdom	4.2
Argenx SE	Netherlands	4.2
Tencent Holdings Ltd.	China	4.2
Lonza Group AG	Switzerland	3.5
Amazon.com, Inc.	United States	3.0
BAE Systems plc	United Kingdom	2.9
AstraZeneca plc	United Kingdom	2.8
Apple, Inc.	United States	2.7
Total		37.8%

*	Excludes short-term investments.

Material Fund Change [Text Block]

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Opportunities Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Opportunities Fund
Class Name	Investor Shares
Trading Symbol	ARTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$58	1.19%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.19%
Net Assets	$ 2,009,024,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 10,529,000
Investment Company, Portfolio Turnover	36.83%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$2,009,024
Number of Portfolio Holdings	47
Total Investment Advisory Fees (net of waivers and reimbursements)	$10,529
Portfolio Turnover Rate	36.83%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	16.0%
Danish krone	0.7
Euro	3.8
Hong Kong dollar	8.1
Japanese yen	1.8
Swiss franc	3.5
U.S. dollar	66.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Netflix, Inc.	United States	5.6%
Boston Scientific Corp.	United States	4.7
London Stock Exchange Group plc	United Kingdom	4.2
Argenx SE	Netherlands	4.2
Tencent Holdings Ltd.	China	4.2
Lonza Group AG	Switzerland	3.5
Amazon.com, Inc.	United States	3.0
BAE Systems plc	United Kingdom	2.9
AstraZeneca plc	United Kingdom	2.8
Apple, Inc.	United States	2.7
Total		37.8%

*	Excludes short-term investments.

Material Fund Change [Text Block]

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Unconstrained Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Unconstrained Fund
Class Name	Advisor Shares
Trading Symbol	APDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$79	1.54%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.54%
Net Assets	$ 300,225,000
Holdings Count | Holdings	425
Advisory Fees Paid, Amount	$ 514,000
Investment Company, Portfolio Turnover	32.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$300,225
Number of Portfolio Holdings	425
Total Investment Advisory Fees (net of waivers and reimbursements)	$514
Portfolio Turnover Rate	32.63%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).

*	Portfolio composition is net of positions held short.
TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.1%
Dominican peso	2.5
Egyptian pound	7.2
Euro	9.0
Iceland krona	6.1
Indonesian rupiah	1.7
Nigerian naira	4.2
Peruvian nuevo sol	4.5
U.S. dollar	57.5
Uzbekistani som	1.7
Other	3.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION*

(As a Percentage of Total Investments)

*	Portfolio diversification is net of positions held short.

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	4.8%
Bonos de la Tesoreria	Peru	4.2
Republic of Iceland	Iceland	3.8
Republic of Iraq	Iraq	3.3
Benin Government Bond	Benin	2.9
Federal Republic of Nigeria	Nigeria	2.4
Banco Central de la Republica Dominicana, GDN	Dominican Republic	2.3
Aris Mining Corp.	Colombia	2.0
Ukraine Government Bond	Ukraine	1.9
Republic of Uzbekistan International Bond	Uzbekistan	1.6
Total		29.2%

*	Excludes short-term investments.

Material Fund Change [Text Block]

This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.35% in the net asset value for the Fund. Effective March 14, 2025, the Fund's 2% redemption fee was eliminated. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.35% in the net asset value for the Fund. Effective March 14, 2025, the Fund's 2% redemption fee was eliminated.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Unconstrained Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Unconstrained Fund
Class Name	Institutional Shares
Trading Symbol	APHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$77	1.50%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%
Net Assets	$ 300,225,000
Holdings Count | Holdings	425
Advisory Fees Paid, Amount	$ 514,000
Investment Company, Portfolio Turnover	32.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$300,225
Number of Portfolio Holdings	425
Total Investment Advisory Fees (net of waivers and reimbursements)	$514
Portfolio Turnover Rate	32.63%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).

*	Portfolio composition is net of positions held short.
TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.1%
Dominican peso	2.5
Egyptian pound	7.2
Euro	9.0
Iceland krona	6.1
Indonesian rupiah	1.7
Nigerian naira	4.2
Peruvian nuevo sol	4.5
U.S. dollar	57.5
Uzbekistani som	1.7
Other	3.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION*

(As a Percentage of Total Investments)

*	Portfolio diversification is net of positions held short.

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	4.8%
Bonos de la Tesoreria	Peru	4.2
Republic of Iceland	Iceland	3.8
Republic of Iraq	Iraq	3.3
Benin Government Bond	Benin	2.9
Federal Republic of Nigeria	Nigeria	2.4
Banco Central de la Republica Dominicana, GDN	Dominican Republic	2.3
Aris Mining Corp.	Colombia	2.0
Ukraine Government Bond	Ukraine	1.9
Republic of Uzbekistan International Bond	Uzbekistan	1.6
Total		29.2%

*	Excludes short-term investments.

Material Fund Change [Text Block]

This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.35% in the net asset value for the Fund. Effective March 14, 2025, the Fund's 2% redemption fee was eliminated. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.35% in the net asset value for the Fund. Effective March 14, 2025, the Fund's 2% redemption fee was eliminated.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Unconstrained Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Unconstrained Fund
Class Name	Investor Shares
Trading Symbol	APFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$85	1.65%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.65%
Net Assets	$ 300,225,000
Holdings Count | Holdings	425
Advisory Fees Paid, Amount	$ 514,000
Investment Company, Portfolio Turnover	32.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$300,225
Number of Portfolio Holdings	425
Total Investment Advisory Fees (net of waivers and reimbursements)	$514
Portfolio Turnover Rate	32.63%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).

*	Portfolio composition is net of positions held short.
TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.1%
Dominican peso	2.5
Egyptian pound	7.2
Euro	9.0
Iceland krona	6.1
Indonesian rupiah	1.7
Nigerian naira	4.2
Peruvian nuevo sol	4.5
U.S. dollar	57.5
Uzbekistani som	1.7
Other	3.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION*

(As a Percentage of Total Investments)

*	Portfolio diversification is net of positions held short.

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	4.8%
Bonos de la Tesoreria	Peru	4.2
Republic of Iceland	Iceland	3.8
Republic of Iraq	Iraq	3.3
Benin Government Bond	Benin	2.9
Federal Republic of Nigeria	Nigeria	2.4
Banco Central de la Republica Dominicana, GDN	Dominican Republic	2.3
Aris Mining Corp.	Colombia	2.0
Ukraine Government Bond	Ukraine	1.9
Republic of Uzbekistan International Bond	Uzbekistan	1.6
Total		29.2%

*	Excludes short-term investments.

Material Fund Change [Text Block]

This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.35% in the net asset value for the Fund. Effective March 14, 2025, the Fund's 2% redemption fee was eliminated. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.35% in the net asset value for the Fund. Effective March 14, 2025, the Fund's 2% redemption fee was eliminated.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Value Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Value Fund
Class Name	Advisor Shares
Trading Symbol	APDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 2,528,553,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 12,193,000
Investment Company, Portfolio Turnover	7.81%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$2,528,553
Number of Portfolio Holdings	41
Total Investment Advisory Fees (net of waivers and reimbursements)	$12,193
Portfolio Turnover Rate	7.81%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.3%
Euro	20.4
Hong Kong dollar	1.9
Korean won	3.4
Swiss franc	9.0
U.S. dollar	51.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Elevance Health, Inc.	United States	4.8%
Charles Schwab Corp. (The)	United States	4.6
Heidelberg Materials AG	Germany	4.5
Danone SA	France	4.4
Bank of New York Mellon Corp. (The)	United States	4.3
Berkshire Hathaway, Inc.	United States	4.3
Novartis AG	United States	4.0
American Express Co.	United States	3.9
Alphabet, Inc.	United States	3.8
Meta Platforms, Inc.	United States	3.7
Total		42.3%

*	Excludes short-term investments.

Artisan Global Value Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Value Fund
Class Name	Institutional Shares
Trading Symbol	APHGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Net Assets	$ 2,528,553,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 12,193,000
Investment Company, Portfolio Turnover	7.81%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$2,528,553
Number of Portfolio Holdings	41
Total Investment Advisory Fees (net of waivers and reimbursements)	$12,193
Portfolio Turnover Rate	7.81%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.3%
Euro	20.4
Hong Kong dollar	1.9
Korean won	3.4
Swiss franc	9.0
U.S. dollar	51.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Elevance Health, Inc.	United States	4.8%
Charles Schwab Corp. (The)	United States	4.6
Heidelberg Materials AG	Germany	4.5
Danone SA	France	4.4
Bank of New York Mellon Corp. (The)	United States	4.3
Berkshire Hathaway, Inc.	United States	4.3
Novartis AG	United States	4.0
American Express Co.	United States	3.9
Alphabet, Inc.	United States	3.8
Meta Platforms, Inc.	United States	3.7
Total		42.3%

*	Excludes short-term investments.

Artisan Global Value Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Value Fund
Class Name	Investor Shares
Trading Symbol	ARTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$64	1.26%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%
Net Assets	$ 2,528,553,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 12,193,000
Investment Company, Portfolio Turnover	7.81%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$2,528,553
Number of Portfolio Holdings	41
Total Investment Advisory Fees (net of waivers and reimbursements)	$12,193
Portfolio Turnover Rate	7.81%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.3%
Euro	20.4
Hong Kong dollar	1.9
Korean won	3.4
Swiss franc	9.0
U.S. dollar	51.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Elevance Health, Inc.	United States	4.8%
Charles Schwab Corp. (The)	United States	4.6
Heidelberg Materials AG	Germany	4.5
Danone SA	France	4.4
Bank of New York Mellon Corp. (The)	United States	4.3
Berkshire Hathaway, Inc.	United States	4.3
Novartis AG	United States	4.0
American Express Co.	United States	3.9
Alphabet, Inc.	United States	3.8
Meta Platforms, Inc.	United States	3.7
Total		42.3%

*	Excludes short-term investments.

Artisan High Income Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan High Income Fund
Class Name	Advisor Shares
Trading Symbol	APDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 9,303,798,000
Holdings Count | Holdings	237
Advisory Fees Paid, Amount	$ 30,349,000
Investment Company, Portfolio Turnover	12.97%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$9,303,798
Number of Portfolio Holdings	237
Total Investment Advisory Fees (net of waivers and reimbursements)	$30,349
Portfolio Turnover Rate	12.97%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	0.1%
U.S. dollar	99.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	4.1%
Carnival Corp.	United States	4.0
VistaJet Malta Finance plc	Switzerland	3.4
Ardonagh Group Finance Ltd.	United Kingdom	3.1
Medline Borrower LP	United States	2.7
X Corp. First Lien Term Loan B3	United States	2.6
Acrisure LLC	United States	2.6
Alliant Holdings Intermediate LLC	United States	2.4
TKC Holdings, Inc.	United States	1.9
CSC Holdings LLC	United States	1.8
Total		28.6%

*	Excludes short-term investments.

Artisan High Income Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan High Income Fund
Class Name	Institutional Shares
Trading Symbol	APHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 9,303,798,000
Holdings Count | Holdings	237
Advisory Fees Paid, Amount	$ 30,349,000
Investment Company, Portfolio Turnover	12.97%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$9,303,798
Number of Portfolio Holdings	237
Total Investment Advisory Fees (net of waivers and reimbursements)	$30,349
Portfolio Turnover Rate	12.97%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	0.1%
U.S. dollar	99.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	4.1%
Carnival Corp.	United States	4.0
VistaJet Malta Finance plc	Switzerland	3.4
Ardonagh Group Finance Ltd.	United Kingdom	3.1
Medline Borrower LP	United States	2.7
X Corp. First Lien Term Loan B3	United States	2.6
Acrisure LLC	United States	2.6
Alliant Holdings Intermediate LLC	United States	2.4
TKC Holdings, Inc.	United States	1.9
CSC Holdings LLC	United States	1.8
Total		28.6%

*	Excludes short-term investments.

Artisan High Income Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan High Income Fund
Class Name	Investor Shares
Trading Symbol	ARTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 9,303,798,000
Holdings Count | Holdings	237
Advisory Fees Paid, Amount	$ 30,349,000
Investment Company, Portfolio Turnover	12.97%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$9,303,798
Number of Portfolio Holdings	237
Total Investment Advisory Fees (net of waivers and reimbursements)	$30,349
Portfolio Turnover Rate	12.97%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	0.1%
U.S. dollar	99.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	4.1%
Carnival Corp.	United States	4.0
VistaJet Malta Finance plc	Switzerland	3.4
Ardonagh Group Finance Ltd.	United Kingdom	3.1
Medline Borrower LP	United States	2.7
X Corp. First Lien Term Loan B3	United States	2.6
Acrisure LLC	United States	2.6
Alliant Holdings Intermediate LLC	United States	2.4
TKC Holdings, Inc.	United States	1.9
CSC Holdings LLC	United States	1.8
Total		28.6%

*	Excludes short-term investments.

Artisan International Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Fund
Class Name	Advisor Shares
Trading Symbol	APDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
Net Assets	$ 5,029,754,000
Holdings Count | Holdings	69
Advisory Fees Paid, Amount	$ 24,035,000
Investment Company, Portfolio Turnover	60.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$5,029,754
Number of Portfolio Holdings	69
Total Investment Advisory Fees (net of waivers and reimbursements)	$24,035
Portfolio Turnover Rate	60.76%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	19.0%
Chinese yuan renminbi offshore	1.0
Danish krone	3.6
Euro	32.1
Hong Kong dollar	4.1
Japanese yen	7.2
Korean won	4.6
Mexican peso	0.7
Swiss franc	9.1
U.S. dollar	17.9
Other	0.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
National Grid plc	United Kingdom	4.9%
UBS Group AG	Switzerland	4.7
Alibaba Group Holding Ltd.	China	3.3
BNP Paribas SA	France	3.0
Aon plc	United States	3.0
Air Liquide SA	France	2.9
Deutsche Boerse AG	Germany	2.7
Argenx SE	Netherlands	2.5
Deutsche Telekom AG	Germany	2.4
Hanwha Aerospace Co. Ltd.	South Korea	2.3
Total		31.7%

*	Excludes short-term investments.

Artisan International Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Fund
Class Name	Institutional Shares
Trading Symbol	APHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Net Assets	$ 5,029,754,000
Holdings Count | Holdings	69
Advisory Fees Paid, Amount	$ 24,035,000
Investment Company, Portfolio Turnover	60.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$5,029,754
Number of Portfolio Holdings	69
Total Investment Advisory Fees (net of waivers and reimbursements)	$24,035
Portfolio Turnover Rate	60.76%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	19.0%
Chinese yuan renminbi offshore	1.0
Danish krone	3.6
Euro	32.1
Hong Kong dollar	4.1
Japanese yen	7.2
Korean won	4.6
Mexican peso	0.7
Swiss franc	9.1
U.S. dollar	17.9
Other	0.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
National Grid plc	United Kingdom	4.9%
UBS Group AG	Switzerland	4.7
Alibaba Group Holding Ltd.	China	3.3
BNP Paribas SA	France	3.0
Aon plc	United States	3.0
Air Liquide SA	France	2.9
Deutsche Boerse AG	Germany	2.7
Argenx SE	Netherlands	2.5
Deutsche Telekom AG	Germany	2.4
Hanwha Aerospace Co. Ltd.	South Korea	2.3
Total		31.7%

*	Excludes short-term investments.

Artisan International Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Fund
Class Name	Investor Shares
Trading Symbol	ARTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
Net Assets	$ 5,029,754,000
Holdings Count | Holdings	69
Advisory Fees Paid, Amount	$ 24,035,000
Investment Company, Portfolio Turnover	60.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$5,029,754
Number of Portfolio Holdings	69
Total Investment Advisory Fees (net of waivers and reimbursements)	$24,035
Portfolio Turnover Rate	60.76%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	19.0%
Chinese yuan renminbi offshore	1.0
Danish krone	3.6
Euro	32.1
Hong Kong dollar	4.1
Japanese yen	7.2
Korean won	4.6
Mexican peso	0.7
Swiss franc	9.1
U.S. dollar	17.9
Other	0.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
National Grid plc	United Kingdom	4.9%
UBS Group AG	Switzerland	4.7
Alibaba Group Holding Ltd.	China	3.3
BNP Paribas SA	France	3.0
Aon plc	United States	3.0
Air Liquide SA	France	2.9
Deutsche Boerse AG	Germany	2.7
Argenx SE	Netherlands	2.5
Deutsche Telekom AG	Germany	2.4
Hanwha Aerospace Co. Ltd.	South Korea	2.3
Total		31.7%

*	Excludes short-term investments.

Artisan International Explorer Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Explorer Fund
Class Name	Advisor Shares
Trading Symbol	ARDBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Explorer Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan International Explorer Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Net Assets	$ 263,189,000
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 1,127,000
Investment Company, Portfolio Turnover	22.74%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$263,189
Number of Portfolio Holdings	36
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,127
Portfolio Turnover Rate	22.74%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	3.2%
British pound	23.2
Canadian dollar	2.3
Euro	23.8
Hong Kong dollar	3.4
Indonesian rupiah	1.8
Japanese yen	14.0
Korean won	2.0
Swiss franc	3.7
U.S. dollar	19.4
Other	3.2
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Glenveagh Properties plc	Ireland	9.6%
Zuken, Inc.	Japan	6.7
Alten SA	France	5.8
M&C Saatchi plc	United Kingdom	4.2
Signify NV	United States	3.9
Kansai Paint Co. Ltd.	Japan	3.7
Sato Holdings Corp.	Japan	3.5
Impro Precision Industries Ltd.	United States	3.4
Steadfast Group Ltd.	Australia	3.2
FDM Group Holdings plc	United Kingdom	3.2
Total		47.2%

*	Excludes short-term investments.

Artisan International Explorer Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Explorer Fund
Class Name	Institutional Shares
Trading Symbol	ARHBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Explorer Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan International Explorer Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$61	1.22%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%
Net Assets	$ 263,189,000
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 1,127,000
Investment Company, Portfolio Turnover	22.74%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$263,189
Number of Portfolio Holdings	36
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,127
Portfolio Turnover Rate	22.74%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	3.2%
British pound	23.2
Canadian dollar	2.3
Euro	23.8
Hong Kong dollar	3.4
Indonesian rupiah	1.8
Japanese yen	14.0
Korean won	2.0
Swiss franc	3.7
U.S. dollar	19.4
Other	3.2
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Glenveagh Properties plc	Ireland	9.6%
Zuken, Inc.	Japan	6.7
Alten SA	France	5.8
M&C Saatchi plc	United Kingdom	4.2
Signify NV	United States	3.9
Kansai Paint Co. Ltd.	Japan	3.7
Sato Holdings Corp.	Japan	3.5
Impro Precision Industries Ltd.	United States	3.4
Steadfast Group Ltd.	Australia	3.2
FDM Group Holdings plc	United Kingdom	3.2
Total		47.2%

*	Excludes short-term investments.

Artisan International Small-Mid Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Small-Mid Fund
Class Name	Advisor Shares
Trading Symbol	APDJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Small-Mid Fund for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan International Small-Mid Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$55	1.16%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.16%
Net Assets	$ 3,667,060,000
Holdings Count | Holdings	132
Advisory Fees Paid, Amount	$ 22,231,000
Investment Company, Portfolio Turnover	17.20%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$3,667,060
Number of Portfolio Holdings	132
Total Investment Advisory Fees (net of waivers and reimbursements)	$22,231
Portfolio Turnover Rate	17.20%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	1.2%
British pound	20.8
Canadian dollar	5.2
Danish krone	6.5
Euro	11.4
Israel new shekel	1.0
Japanese yen	19.0
Swedish krona	3.8
Swiss franc	3.7
U.S. dollar	25.3
Other	2.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
ConvaTec Group plc	United Kingdom	3.5%
Nice Ltd.	Israel	3.0
Ambu A/S	Denmark	2.4
Metso Oyj	Finland	2.2
Swedish Orphan Biovitrum AB	Sweden	2.2
JET2 plc	United Kingdom	2.0
WNS Holdings Ltd.	India	1.9
CAE, Inc.	Canada	1.7
Azbil Corp.	Japan	1.7
Rotork plc	United Kingdom	1.7
Total		22.3%

*	Excludes short-term investments.

Artisan International Small-Mid Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Small-Mid Fund
Class Name	Institutional Shares
Trading Symbol	APHJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Small-Mid Fund for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan International Small-Mid Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	1.07%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.07%
Net Assets	$ 3,667,060,000
Holdings Count | Holdings	132
Advisory Fees Paid, Amount	$ 22,231,000
Investment Company, Portfolio Turnover	17.20%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$3,667,060
Number of Portfolio Holdings	132
Total Investment Advisory Fees (net of waivers and reimbursements)	$22,231
Portfolio Turnover Rate	17.20%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	1.2%
British pound	20.8
Canadian dollar	5.2
Danish krone	6.5
Euro	11.4
Israel new shekel	1.0
Japanese yen	19.0
Swedish krona	3.8
Swiss franc	3.7
U.S. dollar	25.3
Other	2.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
ConvaTec Group plc	United Kingdom	3.5%
Nice Ltd.	Israel	3.0
Ambu A/S	Denmark	2.4
Metso Oyj	Finland	2.2
Swedish Orphan Biovitrum AB	Sweden	2.2
JET2 plc	United Kingdom	2.0
WNS Holdings Ltd.	India	1.9
CAE, Inc.	Canada	1.7
Azbil Corp.	Japan	1.7
Rotork plc	United Kingdom	1.7
Total		22.3%

*	Excludes short-term investments.

Artisan International Small-Mid Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Small-Mid Fund
Class Name	Investor Shares
Trading Symbol	ARTJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Small-Mid Fund for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan International Small-Mid Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$63	1.32%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.32%
Net Assets	$ 3,667,060,000
Holdings Count | Holdings	132
Advisory Fees Paid, Amount	$ 22,231,000
Investment Company, Portfolio Turnover	17.20%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$3,667,060
Number of Portfolio Holdings	132
Total Investment Advisory Fees (net of waivers and reimbursements)	$22,231
Portfolio Turnover Rate	17.20%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	1.2%
British pound	20.8
Canadian dollar	5.2
Danish krone	6.5
Euro	11.4
Israel new shekel	1.0
Japanese yen	19.0
Swedish krona	3.8
Swiss franc	3.7
U.S. dollar	25.3
Other	2.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
ConvaTec Group plc	United Kingdom	3.5%
Nice Ltd.	Israel	3.0
Ambu A/S	Denmark	2.4
Metso Oyj	Finland	2.2
Swedish Orphan Biovitrum AB	Sweden	2.2
JET2 plc	United Kingdom	2.0
WNS Holdings Ltd.	India	1.9
CAE, Inc.	Canada	1.7
Azbil Corp.	Japan	1.7
Rotork plc	United Kingdom	1.7
Total		22.3%

*	Excludes short-term investments.

Artisan International Value Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Value Fund
Class Name	Advisor Shares
Trading Symbol	APDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$52	1.05%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
Net Assets	$ 37,064,929,000
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 165,177,000
Investment Company, Portfolio Turnover	7.68%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$37,064,929
Number of Portfolio Holdings	61
Total Investment Advisory Fees (net of waivers and reimbursements)	$165,177
Portfolio Turnover Rate	7.68%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	17.0%
Canadian dollar	3.5
Euro	20.3
Hong Kong dollar	3.4
Indian rupee	3.0
Japanese yen	1.2
Korean won	5.2
Mexican peso	0.5
Swiss franc	16.5
U.S. dollar	29.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Arch Capital Group Ltd.	United States	4.5%
Unilever plc	United Kingdom	4.2
ABB Ltd.	Switzerland	3.8
Novartis AG	United States	3.8
Koninklijke Philips NV	Netherlands	3.4
Danone SA (Registered shares)	France	3.4
Samsung Electronics Co. Ltd.	South Korea	3.0
HCL Technologies Ltd.	India	2.9
Safran SA	France	2.9
Alibaba Group Holding Ltd.	China	2.9
Total		34.8%

*	Excludes short-term investments.

Artisan International Value Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Value Fund
Class Name	Institutional Shares
Trading Symbol	APHKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 37,064,929,000
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 165,177,000
Investment Company, Portfolio Turnover	7.68%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$37,064,929
Number of Portfolio Holdings	61
Total Investment Advisory Fees (net of waivers and reimbursements)	$165,177
Portfolio Turnover Rate	7.68%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	17.0%
Canadian dollar	3.5
Euro	20.3
Hong Kong dollar	3.4
Indian rupee	3.0
Japanese yen	1.2
Korean won	5.2
Mexican peso	0.5
Swiss franc	16.5
U.S. dollar	29.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Arch Capital Group Ltd.	United States	4.5%
Unilever plc	United Kingdom	4.2
ABB Ltd.	Switzerland	3.8
Novartis AG	United States	3.8
Koninklijke Philips NV	Netherlands	3.4
Danone SA (Registered shares)	France	3.4
Samsung Electronics Co. Ltd.	South Korea	3.0
HCL Technologies Ltd.	India	2.9
Safran SA	France	2.9
Alibaba Group Holding Ltd.	China	2.9
Total		34.8%

*	Excludes short-term investments.

Artisan International Value Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Value Fund
Class Name	Investor Shares
Trading Symbol	ARTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request Artisan International Value Fund this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$59	1.18%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%
Net Assets	$ 37,064,929,000
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 165,177,000
Investment Company, Portfolio Turnover	7.68%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$37,064,929
Number of Portfolio Holdings	61
Total Investment Advisory Fees (net of waivers and reimbursements)	$165,177
Portfolio Turnover Rate	7.68%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	17.0%
Canadian dollar	3.5
Euro	20.3
Hong Kong dollar	3.4
Indian rupee	3.0
Japanese yen	1.2
Korean won	5.2
Mexican peso	0.5
Swiss franc	16.5
U.S. dollar	29.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Arch Capital Group Ltd.	United States	4.5%
Unilever plc	United Kingdom	4.2
ABB Ltd.	Switzerland	3.8
Novartis AG	United States	3.8
Koninklijke Philips NV	Netherlands	3.4
Danone SA (Registered shares)	France	3.4
Samsung Electronics Co. Ltd.	South Korea	3.0
HCL Technologies Ltd.	India	2.9
Safran SA	France	2.9
Alibaba Group Holding Ltd.	China	2.9
Total		34.8%

*	Excludes short-term investments.

Artisan Mid Cap Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Fund
Class Name	Advisor Shares
Trading Symbol	APDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus . You can also request this information by contacting us at 800.344.1770 . This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$52	1.06%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%
Net Assets	$ 3,585,511,000
Holdings Count | Holdings	64
Advisory Fees Paid, Amount	$ 19,643,000
Investment Company, Portfolio Turnover	31.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$3,585,511
Number of Portfolio Holdings	64
Total Investment Advisory Fees (net of waivers and reimbursements)	$19,643
Portfolio Turnover Rate	31.29%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	5.1%
Ascendis Pharma A/S	Denmark	4.1
Tyler Technologies, Inc.	United States	3.7
Spotify Technology SA	United States	3.4
West Pharmaceutical Services, Inc.	United States	2.8
Lattice Semiconductor Corp.	United States	2.5
Live Nation Entertainment, Inc.	United States	2.5
Baker Hughes Co.	United States	2.5
Atlassian Corp.	United States	2.4
DoorDash, Inc.	United States	2.3
Total		31.3%

*	Excludes short-term investments.

Material Fund Change [Text Block]

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. Effective January 1, 2025, Matthew Kamm and Jason White became co-lead portfolio managers of the Fund. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. Effective January 1, 2025, Matthew Kamm and Jason White became co-lead portfolio managers of the Fund.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Mid Cap Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Fund
Class Name	Institutional Shares
Trading Symbol	APHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus . You can also request this information by contacting us at 800.344.1770 . This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
Net Assets	$ 3,585,511,000
Holdings Count | Holdings	64
Advisory Fees Paid, Amount	$ 19,643,000
Investment Company, Portfolio Turnover	31.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$3,585,511
Number of Portfolio Holdings	64
Total Investment Advisory Fees (net of waivers and reimbursements)	$19,643
Portfolio Turnover Rate	31.29%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	5.1%
Ascendis Pharma A/S	Denmark	4.1
Tyler Technologies, Inc.	United States	3.7
Spotify Technology SA	United States	3.4
West Pharmaceutical Services, Inc.	United States	2.8
Lattice Semiconductor Corp.	United States	2.5
Live Nation Entertainment, Inc.	United States	2.5
Baker Hughes Co.	United States	2.5
Atlassian Corp.	United States	2.4
DoorDash, Inc.	United States	2.3
Total		31.3%

*	Excludes short-term investments.

Material Fund Change [Text Block]

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. Effective January 1, 2025, Matthew Kamm and Jason White became co-lead portfolio managers of the Fund. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. Effective January 1, 2025, Matthew Kamm and Jason White became co-lead portfolio managers of the Fund.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Mid Cap Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Fund
Class Name	Investor Shares
Trading Symbol	ARTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus . You can also request this information by contacting us at 800.344.1770 . This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$59	1.20%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%
Net Assets	$ 3,585,511,000
Holdings Count | Holdings	64
Advisory Fees Paid, Amount	$ 19,643,000
Investment Company, Portfolio Turnover	31.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$3,585,511
Number of Portfolio Holdings	64
Total Investment Advisory Fees (net of waivers and reimbursements)	$19,643
Portfolio Turnover Rate	31.29%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	5.1%
Ascendis Pharma A/S	Denmark	4.1
Tyler Technologies, Inc.	United States	3.7
Spotify Technology SA	United States	3.4
West Pharmaceutical Services, Inc.	United States	2.8
Lattice Semiconductor Corp.	United States	2.5
Live Nation Entertainment, Inc.	United States	2.5
Baker Hughes Co.	United States	2.5
Atlassian Corp.	United States	2.4
DoorDash, Inc.	United States	2.3
Total		31.3%

*	Excludes short-term investments.

Material Fund Change [Text Block]

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. Effective January 1, 2025, Matthew Kamm and Jason White became co-lead portfolio managers of the Fund. For more information, you may review the Fund’s current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. Effective January 1, 2025, Matthew Kamm and Jason White became co-lead portfolio managers of the Fund.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Mid Cap Value Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Value Fund
Class Name	Advisor Shares
Trading Symbol	APDQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus . You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$52	1.07%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.07%
Net Assets	$ 1,049,411,000
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 4,996,000
Investment Company, Portfolio Turnover	18.18%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$1,049,411
Number of Portfolio Holdings	50
Total Investment Advisory Fees (net of waivers and reimbursements)	$4,996
Portfolio Turnover Rate	18.18%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Genpact Ltd.	United States	3.4%
First Citizens BancShares, Inc.	United States	3.2
U-Haul Holding Co.	United States	3.1
OGE Energy Corp.	United States	3.0
Lamar Advertising Co.	United States	3.0
Kroger Co. (The)	United States	2.9
Vontier Corp.	United States	2.9
Expedia Group, Inc.	United States	2.8
Globe Life, Inc.	United States	2.7
Alliant Energy Corp.	United States	2.5
Total		29.5%

*	Excludes short-term investments.

Artisan Mid Cap Value Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	APHQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus . You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.95%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Net Assets	$ 1,049,411,000
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 4,996,000
Investment Company, Portfolio Turnover	18.18%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$1,049,411
Number of Portfolio Holdings	50
Total Investment Advisory Fees (net of waivers and reimbursements)	$4,996
Portfolio Turnover Rate	18.18%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Genpact Ltd.	United States	3.4%
First Citizens BancShares, Inc.	United States	3.2
U-Haul Holding Co.	United States	3.1
OGE Energy Corp.	United States	3.0
Lamar Advertising Co.	United States	3.0
Kroger Co. (The)	United States	2.9
Vontier Corp.	United States	2.9
Expedia Group, Inc.	United States	2.8
Globe Life, Inc.	United States	2.7
Alliant Energy Corp.	United States	2.5
Total		29.5%

*	Excludes short-term investments.

Artisan Mid Cap Value Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Value Fund
Class Name	Investor Shares
Trading Symbol	ARTQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus . You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$57	1.18%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.18%
Net Assets	$ 1,049,411,000
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 4,996,000
Investment Company, Portfolio Turnover	18.18%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$1,049,411
Number of Portfolio Holdings	50
Total Investment Advisory Fees (net of waivers and reimbursements)	$4,996
Portfolio Turnover Rate	18.18%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Genpact Ltd.	United States	3.4%
First Citizens BancShares, Inc.	United States	3.2
U-Haul Holding Co.	United States	3.1
OGE Energy Corp.	United States	3.0
Lamar Advertising Co.	United States	3.0
Kroger Co. (The)	United States	2.9
Vontier Corp.	United States	2.9
Expedia Group, Inc.	United States	2.8
Globe Life, Inc.	United States	2.7
Alliant Energy Corp.	United States	2.5
Total		29.5%

*	Excludes short-term investments.

Artisan Select Equity Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Select Equity Fund
Class Name	Advisor Shares
Trading Symbol	APDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus . You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Net Assets	$ 58,663,000
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 150,000
Investment Company, Portfolio Turnover	16.24%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Dollar values in thousands
Net Assets	$58,663
Number of Portfolio Holdings	29
Total Investment Advisory Fees (net of waivers and reimbursements)	$150
Portfolio Turnover Rate	16.24%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	5.6%
Euro	4.4
Korean won	3.4
U.S. dollar	86.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Berkshire Hathaway, Inc.	United States	6.1%
Elevance Health, Inc.	United States	5.8
Shell plc	United States	5.6
Charles Schwab Corp. (The)	United States	5.2
Bank of New York Mellon Corp. (The)	United States	4.9
American Express Co.	United States	4.8
Alphabet, Inc.	United States	4.7
Progressive Corp. (The)	United States	4.7
Henry Schein, Inc.	United States	4.5
Aramark	United States	4.5
Total		50.8%

*	Excludes short-term investments.

Artisan Select Equity Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Select Equity Fund
Class Name	Institutional Shares
Trading Symbol	APHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus . You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 58,663,000
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 150,000
Investment Company, Portfolio Turnover	16.24%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Dollar values in thousands
Net Assets	$58,663
Number of Portfolio Holdings	29
Total Investment Advisory Fees (net of waivers and reimbursements)	$150
Portfolio Turnover Rate	16.24%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	5.6%
Euro	4.4
Korean won	3.4
U.S. dollar	86.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS*
Company Name	Country	Percentage of Total Net Assets
Berkshire Hathaway, Inc.	United States	6.1%
Elevance Health, Inc.	United States	5.8
Shell plc	United States	5.6
Charles Schwab Corp. (The)	United States	5.2
Bank of New York Mellon Corp. (The)	United States	4.9
American Express Co.	United States	4.8
Alphabet, Inc.	United States	4.7
Progressive Corp. (The)	United States	4.7
Henry Schein, Inc.	United States	4.5
Aramark	United States	4.5
Total		50.8%

*	Excludes short-term investments.

Artisan Select Equity Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Select Equity Fund
Class Name	Investor Shares
Trading Symbol	ARTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus . You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Net Assets	$ 58,663,000
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 150,000
Investment Company, Portfolio Turnover	16.24%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Dollar values in thousands
Net Assets	$58,663
Number of Portfolio Holdings	29
Total Investment Advisory Fees (net of waivers and reimbursements)	$150
Portfolio Turnover Rate	16.24%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	5.6%
Euro	4.4
Korean won	3.4
U.S. dollar	86.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Berkshire Hathaway, Inc.	United States	6.1%
Elevance Health, Inc.	United States	5.8
Shell plc	United States	5.6
Charles Schwab Corp. (The)	United States	5.2
Bank of New York Mellon Corp. (The)	United States	4.9
American Express Co.	United States	4.8
Alphabet, Inc.	United States	4.7
Progressive Corp. (The)	United States	4.7
Henry Schein, Inc.	United States	4.5
Aramark	United States	4.5
Total		50.8%

*	Excludes short-term investments.

Artisan Small Cap Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Small Cap Fund
Class Name	Advisor Shares
Trading Symbol	APDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$52	1.10%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.10%
Net Assets	$ 1,094,307,000
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 6,354,000
Investment Company, Portfolio Turnover	30.56%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$1,094,307
Number of Portfolio Holdings	58
Total Investment Advisory Fees (net of waivers and reimbursements)	$6,354
Portfolio Turnover Rate	30.56%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.7%
Guidewire Software, Inc.	United States	4.5
Lattice Semiconductor Corp.	United States	3.5
MACOM Technology Solutions Holdings, Inc.	United States	2.9
Halozyme Therapeutics, Inc.	United States	2.7
Twist Bioscience Corp.	United States	2.6
SPX Technologies, Inc.	United States	2.6
Flex Ltd.	United States	2.4
Applied Industrial Technologies, Inc.	United States	2.3
Veracyte, Inc.	United States	2.3
Total		31.5%

*	Excludes short-term investments.

Material Fund Change [Text Block]

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Small Cap Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Small Cap Fund
Class Name	Institutional Shares
Trading Symbol	APHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	1.01%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.01%
Net Assets	$ 1,094,307,000
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 6,354,000
Investment Company, Portfolio Turnover	30.56%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$1,094,307
Number of Portfolio Holdings	58
Total Investment Advisory Fees (net of waivers and reimbursements)	$6,354
Portfolio Turnover Rate	30.56%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.7%
Guidewire Software, Inc.	United States	4.5
Lattice Semiconductor Corp.	United States	3.5
MACOM Technology Solutions Holdings, Inc.	United States	2.9
Halozyme Therapeutics, Inc.	United States	2.7
Twist Bioscience Corp.	United States	2.6
SPX Technologies, Inc.	United States	2.6
Flex Ltd.	United States	2.4
Applied Industrial Technologies, Inc.	United States	2.3
Veracyte, Inc.	United States	2.3
Total		31.5%

*	Excludes short-term investments.

Material Fund Change [Text Block]

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Small Cap Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Small Cap Fund
Class Name	Investor Shares
Trading Symbol	ARTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$59	1.24%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.24%
Net Assets	$ 1,094,307,000
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 6,354,000
Investment Company, Portfolio Turnover	30.56%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$1,094,307
Number of Portfolio Holdings	58
Total Investment Advisory Fees (net of waivers and reimbursements)	$6,354
Portfolio Turnover Rate	30.56%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

(1)	Includes any short-term investments and net other assets (liabilities).
TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.7%
Guidewire Software, Inc.	United States	4.5
Lattice Semiconductor Corp.	United States	3.5
MACOM Technology Solutions Holdings, Inc.	United States	2.9
Halozyme Therapeutics, Inc.	United States	2.7
Twist Bioscience Corp.	United States	2.6
SPX Technologies, Inc.	United States	2.6
Flex Ltd.	United States	2.4
Applied Industrial Technologies, Inc.	United States	2.3
Veracyte, Inc.	United States	2.3
Total		31.5%

*	Excludes short-term investments.

Material Fund Change [Text Block]

This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director.
Updated Prospectus Phone Number	800.344.177
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Sustainable Emerging Markets Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Sustainable Emerging Markets Fund
Class Name	Advisor Shares
Trading Symbol	APDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$52	1.05%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
Net Assets	$ 225,690,000
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 661,000
Investment Company, Portfolio Turnover	12.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$225,690
Number of Portfolio Holdings	61
Total Investment Advisory Fees (net of waivers and reimbursements)	$661
Portfolio Turnover Rate	12.67%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	4.6%
Euro	7.0
Hong Kong dollar	14.3
Indian rupee	10.2
Korean won	9.5
Mexican peso	3.6
New Taiwan dollar	18.4
South African rand	3.0
U.S. dollar	21.5
Vietnamese dong	2.1
Other	5.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	11.8%
Alibaba Group Holding Ltd.	China	4.8
ICICI Bank Ltd.	India	4.1
Prosus NV	China	3.7
MercadoLibre, Inc.	Brazil	3.6
MediaTek, Inc.	Taiwan	3.4
E Ink Holdings, Inc.	Taiwan	3.3
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.7
Reliance Industries Ltd.	India	2.4
Wuxi Biologics Cayman, Inc.	China	2.1
Total		41.9%

*	Excludes short-term investments.

Artisan Sustainable Emerging Markets Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Sustainable Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	APHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Net Assets	$ 225,690,000
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 661,000
Investment Company, Portfolio Turnover	12.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$225,690
Number of Portfolio Holdings	61
Total Investment Advisory Fees (net of waivers and reimbursements)	$661
Portfolio Turnover Rate	12.67%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	4.6%
Euro	7.0
Hong Kong dollar	14.3
Indian rupee	10.2
Korean won	9.5
Mexican peso	3.6
New Taiwan dollar	18.4
South African rand	3.0
U.S. dollar	21.5
Vietnamese dong	2.1
Other	5.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	11.8%
Alibaba Group Holding Ltd.	China	4.8
ICICI Bank Ltd.	India	4.1
Prosus NV	China	3.7
MercadoLibre, Inc.	Brazil	3.6
MediaTek, Inc.	Taiwan	3.4
E Ink Holdings, Inc.	Taiwan	3.3
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.7
Reliance Industries Ltd.	India	2.4
Wuxi Biologics Cayman, Inc.	China	2.1
Total		41.9%

*	Excludes short-term investments.

Artisan Sustainable Emerging Markets Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Sustainable Emerging Markets Fund
Class Name	Investor Shares
Trading Symbol	ARTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Net Assets	$ 225,690,000
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 661,000
Investment Company, Portfolio Turnover	12.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$225,690
Number of Portfolio Holdings	61
Total Investment Advisory Fees (net of waivers and reimbursements)	$661
Portfolio Turnover Rate	12.67%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	4.6%
Euro	7.0
Hong Kong dollar	14.3
Indian rupee	10.2
Korean won	9.5
Mexican peso	3.6
New Taiwan dollar	18.4
South African rand	3.0
U.S. dollar	21.5
Vietnamese dong	2.1
Other	5.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	11.8%
Alibaba Group Holding Ltd.	China	4.8
ICICI Bank Ltd.	India	4.1
Prosus NV	China	3.7
MercadoLibre, Inc.	Brazil	3.6
MediaTek, Inc.	Taiwan	3.4
E Ink Holdings, Inc.	Taiwan	3.3
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.7
Reliance Industries Ltd.	India	2.4
Wuxi Biologics Cayman, Inc.	China	2.1
Total		41.9%

*	Excludes short-term investments.

Artisan Value Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Value Fund
Class Name	Advisor Shares
Trading Symbol	APDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 310,041,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 1,117,000
Investment Company, Portfolio Turnover	14.91%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$310,041
Number of Portfolio Holdings	41
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,117
Portfolio Turnover Rate	14.91%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	3.5%
Euro	14.8
Swiss franc	1.7
U.S. dollar	80.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Philip Morris International, Inc.	United States	4.0%
Heineken Holding NV	Netherlands	3.7
United Parcel Service, Inc.	United States	3.6
Wells Fargo & Co.	United States	3.3
Kerry Group plc	Ireland	3.3
EOG Resources, Inc.	United States	3.2
PayPal Holdings, Inc.	United States	3.2
Comcast Corp.	United States	3.1
Safran SA	France	3.0
Fiserv, Inc.	United States	2.8
Total		33.2%

*	Excludes short-term investments.

Artisan Value Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Value Fund
Class Name	Institutional Shares
Trading Symbol	APHLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 310,041,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 1,117,000
Investment Company, Portfolio Turnover	14.91%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$310,041
Number of Portfolio Holdings	41
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,117
Portfolio Turnover Rate	14.91%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	3.5%
Euro	14.8
Swiss franc	1.7
U.S. dollar	80.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Philip Morris International, Inc.	United States	4.0%
Heineken Holding NV	Netherlands	3.7
United Parcel Service, Inc.	United States	3.6
Wells Fargo & Co.	United States	3.3
Kerry Group plc	Ireland	3.3
EOG Resources, Inc.	United States	3.2
PayPal Holdings, Inc.	United States	3.2
Comcast Corp.	United States	3.1
Safran SA	France	3.0
Fiserv, Inc.	United States	2.8
Total		33.2%

*	Excludes short-term investments.

Artisan Value Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Value Fund
Class Name	Investor Shares
Trading Symbol	ARTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 310,041,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 1,117,000
Investment Company, Portfolio Turnover	14.91%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Dollar values in thousands
Net Assets	$310,041
Number of Portfolio Holdings	41
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,117
Portfolio Turnover Rate	14.91%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	3.5%
Euro	14.8
Swiss franc	1.7
U.S. dollar	80.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Philip Morris International, Inc.	United States	4.0%
Heineken Holding NV	Netherlands	3.7
United Parcel Service, Inc.	United States	3.6
Wells Fargo & Co.	United States	3.3
Kerry Group plc	Ireland	3.3
EOG Resources, Inc.	United States	3.2
PayPal Holdings, Inc.	United States	3.2
Comcast Corp.	United States	3.1
Safran SA	France	3.0
Fiserv, Inc.	United States	2.8
Total		33.2%

*	Excludes short-term investments.

Artisan Value Income Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Value Income Fund
Class Name	Advisor Shares
Trading Symbol	APDWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Net Assets	$ 16,268,000
Holdings Count | Holdings	76
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	14.73%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Dollar values in thousands
Net Assets	$16,268
Number of Portfolio Holdings	76
Total Investment Advisory Fees (net of waivers and reimbursements)	$–
Portfolio Turnover Rate	14.73%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	2.1%
Euro	5.6
Hong Kong dollar	1.4
Swiss franc	1.0
U.S. dollar	89.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Philip Morris International, Inc.	United States	4.1%
Lamar Advertising Co.	United States	3.3
Cable One, Inc.	United States	3.1
EOG Resources, Inc.	United States	2.6
PPL Corp.	United States	2.6
Heineken Holding NV	Netherlands	2.6
Comcast Corp.	United States	2.5
OGE Energy Corp.	United States	2.4
Otis Worldwide Corp.	United States	2.3
Wells Fargo & Co.	United States	2.2
Total		27.7%

*	Excludes short-term investments.

Artisan Value Income Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Value Income Fund
Class Name	Institutional Shares
Trading Symbol	APHWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.05%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
Net Assets	$ 16,268,000
Holdings Count | Holdings	76
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	14.73%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Dollar values in thousands
Net Assets	$16,268
Number of Portfolio Holdings	76
Total Investment Advisory Fees (net of waivers and reimbursements)	$–
Portfolio Turnover Rate	14.73%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	2.1%
Euro	5.6
Hong Kong dollar	1.4
Swiss franc	1.0
U.S. dollar	89.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Philip Morris International, Inc.	United States	4.1%
Lamar Advertising Co.	United States	3.3
Cable One, Inc.	United States	3.1
EOG Resources, Inc.	United States	2.6
PPL Corp.	United States	2.6
Heineken Holding NV	Netherlands	2.6
Comcast Corp.	United States	2.5
OGE Energy Corp.	United States	2.4
Otis Worldwide Corp.	United States	2.3
Wells Fargo & Co.	United States	2.2
Total		27.7%

*	Excludes short-term investments.

Artisan Value Income Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Value Income Fund
Class Name	Investor Shares
Trading Symbol	APFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$60	1.20%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
Net Assets	$ 16,268,000
Holdings Count | Holdings	76
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	14.73%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Dollar values in thousands
Net Assets	$16,268
Number of Portfolio Holdings	76
Total Investment Advisory Fees (net of waivers and reimbursements)	$–
Portfolio Turnover Rate	14.73%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	2.1%
Euro	5.6
Hong Kong dollar	1.4
Swiss franc	1.0
U.S. dollar	89.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Largest Holdings [Text Block]
TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Philip Morris International, Inc.	United States	4.1%
Lamar Advertising Co.	United States	3.3
Cable One, Inc.	United States	3.1
EOG Resources, Inc.	United States	2.6
PPL Corp.	United States	2.6
Heineken Holding NV	Netherlands	2.6
Comcast Corp.	United States	2.5
OGE Energy Corp.	United States	2.4
Otis Worldwide Corp.	United States	2.3
Wells Fargo & Co.	United States	2.2
Total		27.7%

*	Excludes short-term investments.